INCOME TAXES - Reconciliation of the Effective Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
INCOME TAXES
Loss before income taxes	$ (390,589)	$ (290,840)	$ (126,440)
Combined statutory Canadian federal and provincial income tax rate	26.50%	26.50%	26.50%
Income tax recovery based on statutory rate	$ (103,506)	$ (77,073)	$ (33,507)
Expense of mark to market loss and other temporary differences not recognized	100,511	90,805	40,035
Variance between combined Canadian tax rate and the tax rate applicable to foreign earnings	(5,589)	(5,554)	(3,841)
Other permanent items	10,892	(785)	9,145
Total provision for income taxes	$ 2,308	$ 7,393	$ 11,832